Fresh Start Reporting - Adjustment to intangible assets (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) $ in Thousands	5 Months Ended
Jan. 31, 2021 USD ($)
Fresh-Start Adjustment [Line Items]
Total intangible asset upon emergence	$ 766,086
Elimination of historical acquired intangible assets	(249,962)
Fresh-start adjustment to acquired intangibles assets	516,124
Skillsoft trademark
Fresh-Start Adjustment [Line Items]
Total intangible asset upon emergence	91,500
Developed software/ courseware
Fresh-Start Adjustment [Line Items]
Total intangible asset upon emergence	$ 261,600
Developed software/ courseware | Minimum [Member]
Fresh-Start Adjustment [Line Items]
Estimated useful life	3 years
Developed software/ courseware | Maximum [Member]
Fresh-Start Adjustment [Line Items]
Estimated useful life	5 years
Customer contracts/ relationships
Fresh-Start Adjustment [Line Items]
Estimated useful life	12 years 4 months 24 days
Total intangible asset upon emergence	$ 279,500
Trademarks and trade names
Fresh-Start Adjustment [Line Items]
Estimated useful life	9 years 4 months 24 days
Total intangible asset upon emergence	$ 6,300
Backlog
Fresh-Start Adjustment [Line Items]
Estimated useful life	4 years 4 months 24 days
Total intangible asset upon emergence	$ 90,200
Publishing rights
Fresh-Start Adjustment [Line Items]
Estimated useful life	5 years
Total intangible asset upon emergence	$ 35,200
Capitalized software
Fresh-Start Adjustment [Line Items]
Estimated useful life	5 years
Total intangible asset upon emergence	$ 1,786